Subsequent Events (Details) - Subsequent Event [Member]	Apr. 04, 2022 USD ($)	Apr. 04, 2022 EUR (€)	Apr. 08, 2022 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Milestone payments	$ 147,182	€ 134,969
Common stock, shares issued (in Shares) | shares			25,000
Market cost, per share (in Dollars per share) | $ / shares			$ 1.62
Total cost | $			$ 40,500